Oil and Gas Property, Net (Tables)	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Schedule of Oil and Gas Activities

The following tables summarize the Company’s oil and gas activities by classification.

	As of December 31,
	2020	2019
Oil and gas property – subject to amortization	$20,912,041	$20,345,797
Accumulated depletion and impairment	(19,573,054)	(18,918,311)
Oil and gas property – subject to amortization, net	$1,338,987	$1,427,486

Oil and gas property – not subject to amortization	$1,113,494	$958,133
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,113,494	$958,133

Schedule of Movement of the Oil and Gas Property

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2018	$2,911,730
Additional capitalization	166,871
Depletion	(1,078,784)
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	566,244
Depletion	(654,743)
December 31, 2020	$1,338,987